ANNUAL
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                                FINANCIAL REPORT
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                                STI CLASSIC FUNDS
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                            A Family of Mutual Funds
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             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                  May 31, 1998


                                 [LOGO OMITTED]

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
------------------------------------------------------------
COMMERCIAL PAPER (25.4%)
FINANCE (5.5%)
   Banc One
     5.570%, 06/09/98                 $1,729   $    1,727
   Banc One Funding
     5.520%, 06/01/98                  1,078        1,078
     5.570%, 06/12/98                  1,000          998
   Caterpiller Finance
     5.470%, 07/21/98                  1,300        1,290
   Credit Suisse First Boston
     5.500%, 06/09/98                  5,000        4,994
   General Electric Capital
     5.450%, 06/01/98                    500          500
     5.520%, 08/17/98                    500          494
   GMAC
     5.550%, 07/10/98                  2,250        2,237
   John Hancock
     5.530%, 07/02/98                  3,706        3,688
   Xerox Credit
     5.650%, 06/01/98                  3,512        3,512
                                               ----------
                                                   20,518
                                               ----------
INDUSTRIAL (19.2%)
   British Petroleum America
     5.650%, 06/01/98                 10,844       10,844
   Dominion Semiconductor
     5.560%, 07/20/98                  4,000        3,970
     5.570%, 07/23/98                  7,000        6,944
   Eaton
     5.500%, 06/03/98                    937          937
     5.480%, 07/31/98                  6,575        6,515
   Fortune Brands
     5.520%, 07/28/98                  6,500        6,443
   General Re
     5.510%, 06/26/98                 11,000       10,957
   J.C. Penney
     5.500%, 06/10/98                  1,300        1,298
     5.500%, 06/25/98                 10,000        9,963

------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Procter & Gamble
     5.580%, 06/19/98                 $1,350   $    1,346
   RTZ America
     5.500%, 06/18/98                  4,200        4,189
   Sherwin Williams
     5.500%, 06/01/98                  2,000        2,000
     5.500%, 06/09/98                  3,625        3,621
   Wal-Mart Stores
     5.782%, 06/01/98                  1,400        1,400
   Walt Disney
     5.550%, 12/04/98                    515          500
   Xerox
     5.650%, 06/01/98                    932          932
                                               ----------
                                                   71,859
                                               ----------
UTILITIES (0.7%)
   South Carolina Fuel
     5.520%, 06/25/98                  2,580        2,571
                                               ----------
Total Commercial Paper
     (Cost $94,950)                                94,948
                                               ----------
CORPORATE OBLIGATIONS (12.4%)
FINANCE (8.4%)
   Associates Corporation of
     North America, MTN
     8.780%, 06/10/98                  1,000        1,001
   Associates Corporation of
     North America
     6.375%, 08/15/98                    100          100
   Bankers Trust, New York (A) (B)
     5.679%, 02/19/99                  7,000        7,000
   Beneficial, MTN
     8.270%, 11/30/98                  1,000        1,012
   British Telecom Finance
     9.375%, 02/15/99                  1,000        1,024
   Caterpillar Financial Service,
     MTN (A)
     5.755%, 05/09/99                  5,000        5,000

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONTINUED
-----------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
FINANCE--CONTINUED
   Ford Motor Credit
     8.000%, 01/15/99              $   1,000   $    1,013
   General Electric Capital (A)
     5.596%, 11/27/98                 10,000       10,000
   GMAC, MTN
     7.150%, 04/30/99                  1,000        1,011
   International Lease
     5.750%, 01/15/99                    752          752
   Nationsbank
     8.500%, 03/01/99                  1,000        1,020
   Norwest
     6.230%, 09/01/98                    150          150
   Transamerica, MTN (A)
     5.719%, 02/18/99                  1,500        1,501
   Xerox Credit
     10.000%, 04/01/99                   780          806
                                               ----------
                                                   31,390
                                               ----------
INDUSTRIAL (0.7%)
   Fortune Brands
     7.500%, 05/15/99                  1,025        1,041
   Fortune Brands, MTN
     8.750%, 08/10/98                  1,000        1,006
   J.C. Penney
     5.375%, 11/15/98                    500          499
                                               ----------
                                                    2,546
                                               ----------
UTILITIES (3.3%)
   Baltimore Gas & Electric, MTN
     8.930%, 07/16/98                  1,750        1,756
   Bell Atlantic, MTN
     5.440%, 07/15/98                    250          250
   Carolina Power & Light, MTN
     5.375%, 07/01/98                    250          250
   Duke Energy, MTN
     5.170%, 09/01/98                    500          499
   GTE Northwest
     6.125%, 02/15/99                    650          651



-----------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-----------------------------------------------------------
UTILITIES--CONTINUED
   Pacific Gas & Electric,
     Callable on 07/09/98 @ 100.00
     5.750%, 12/01/98              $   1,000   $    1,000
   Southern California Edison
     5.450%, 06/15/98                  1,000        1,000
    7.500%, 04/15/99                     505          512
   Virginia Electric Power
     9.375%, 06/01/98                  4,980        4,980
   Virginia Electric Power, MTN
     6.250%, 08/01/98                    500          500
    9.650%, 01/25/99                     990        1,013
                                               ----------
                                                   12,411
                                               ----------
Total Corporate Obligations
     (Cost $46,347)                                46,347
                                               ----------
BANK NOTES (11.7%)
   American Express Centurion (A)
     5.606%, 03/24/99                  5,000        5,000
   Comerica Bank (A)
     5.695%, 10/21/98                  4,000        3,999
   Deutsche Bank NY (A)
     5.715%, 04/14/99                  5,000        4,998
   FCC National Bank (A)
     5.715%, 04/09/99                  5,000        4,998
   First National Bank, Chicago (A)
     5.722%, 04/19/99                 10,000        9,996
   Northern Trust (A)
     5.715%, 04/09/99                 10,000        9,997
   PNC Bank N.A. (A)
     5.660%, 07/01/98                  5,000        5,000
                                               ----------
Total Bank Notes
     (Cost $43,988)                                43,988
                                               ----------
U.S. GOVERNMENT AGENCY OBLIGATION (4.0%)
   Federal Farm Credit, MTN (A)
     5.443%, 03/02/99                 10,000        9,996

-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION--CONTINUED
   SLMA, MTN (A)
     5.628%, 04/01/99               $  5,000   $    4,998
                                               ----------
Total U.S. Government Agency Obligation
     (Cost $14,994)                                14,994
                                               ----------
CERTIFICATES OF DEPOSIT (18.1%)
   Commerzbank (A)
     5.725%, 04/14/99                 10,000        9,997
   Bank America, Canada
     5.570%, 07/28/98                 10,000       10,000
   Bayerische Landesbank,
     New York (A)
     5.666%, 04/21/99                 10,000        9,995
   Credit Suisse First Boston,
     New York (A)
     5.725%, 10/27/98                  5,000        5,000
   Deutsche Bank, New York
     5.640%, 03/23/99                  4,000        3,997
   Rabobank
     5.750%, 04/27/99                  8,000        7,997
   Societe Generale, New York
     5.580%, 02/10/99                  2,000        2,000
     5.800%, 04/28/99                  9,000        8,992
   Swiss Bank Corporation, New York
     5.650%, 03/24/99                  5,000        4,996
     5.810%, 04/29/99                  5,000        4,997
                                               ----------
Total Certificates Of Deposit
     (Cost $67,971)                                67,971
                                               ----------
ASSET-BACKED SECURITIES (5.6%)
   Americredit Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.800%, 11/05/98                    858          858
   Americredit Auto Receivable Trust,
     Ser 1998-B, Cl A1
     5.629%, 06/12/99                  4,000        4,000

-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Arcadia Auto Receivable Trust,
     Ser 1998-A, Cl A1
     5.628%, 03/15/99              $   4,506   $    4,507
   Chase Manhattan Auto Owner
     Trust, Ser 1999-B, Cl A1
     5.578%, 05/10/99                  5,782        5,783
   Key Auto Finance Trust,
     Ser 1997-2, Cl A1
     5.835%, 01/05/99                  1,264        1,264
   WFS Financial Owner Trust,
     Ser 1997-D, Cl A1
     5.910%, 12/20/98                  4,652        4,652
                                               ----------
Total Asset-Backed Securities
     (Cost $21,064)                                21,064
                                               ----------
REPURCHASE AGREEMENTS (22.8%)
   Barclays
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $17,613,558 (collateralized
     by FNMA and FHLMC obligations:
     total market value
     $17,957,479) (C)                 17,605       17,605
   Deutsche Bank
     5.58%, dated 05/29/98, matures
     06/01/98 repurchase price
     $45,688,671 (collateralized
     by FNMA and FHLMC obligations:
     total market value
     $46,580,828) (C)                 45,668       45,668
   Salomon Brothers
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $4,113,374 (collateralized
     by FNMA and FHLMC
     obligations: total market
     value $4,195,308) (C)             4,112        4,112

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED
-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Union Bank of Switzerland
     5.58%, dated 05/29/98, matures
     06/01/98, repurchase price
     $18,026,805 (collateralized
     by FNMA obligation: market
     value $18,380,052) (C)          $18,018   $   18,018
                                               ----------
Total Repurchase Agreements
     (Cost $85,403)                                85,403
                                               ----------
Total Investments (100.0%)
   (Cost $374,715)                                374,715
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)               87
                                               ----------

NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 374,801,521 outstanding
   shares of beneficial interest                  374,802
                                               ----------
Total Net Assets (100.0%)                      $  374,802
                                               ==========
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Shares                        $     1.00
                                               ==========

Cl          Class
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
MTN         Medium Term Note
Ser         Series
(A)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on May 31, 1998.
(B)         Private Placement Security
(C)         Tri-Party Repurchase Agreement

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================




CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
TREASURY NOTES (9.2%)
   U.S. Treasury Notes
     5.625%, 11/30/98              $     600   $      600
     6.375%, 05/15/99                 10,000       10,065
                                               ----------
Total Treasury Notes
     (Cost $10,665)                                10,665
                                               ----------
REPURCHASE AGREEMENTS (90.8%)
   Barclays
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,254,982 (collateralized by
     U.S. Treasury Note: market
     value $6,377,082) (A)             6,251        6,251
   Deutsche Bank
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,276,517 (collateralized by
     U.S. Treasury Bond: market
     value $6,399,356) (A)             6,274        6,274
   Greenwich
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $34,006,313 (collateralized by
     U.S. Treasury Notes: total
     market value $34,672,999) (A)    33,991       33,991
   Merrill Lynch
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,205,190 (collateralized by
     U.S. Government STRIPS: total
     market value $6,329,772) (A)      6,202        6,202
   Morgan Stanley
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,305,510 (collateralized by
     U.S. Treasury Bond: market
     value $6,452,812) (A)             6,303        6,303

-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
   Salomon Brothers
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,205,541 (collateralized by
     U.S. Treasury Note: market
     value $6,331,636) (A)         $   6,203   $    6,203
   Swiss Bank
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $6,263,560 (collateralized by
     U.S. Treasury Note and U.S.
     Treasury Bond: total market
     value $6,397,913) (A)             6,261        6,261
   Union Bank of Switzerland
     5.51%, dated 05/29/98, matures
     06/01/98, repurchase price
     $34,006,826 (collateralized by
     U.S. Treasury Bills: total
     market value $34,675,013) (A)    33,990       33,990
                                               ----------
Total Repurchase Agreements
     (Cost $105,475)                              105,475
                                               ----------
Total Investments (82.8% of Net Assets)
   (Cost $116,140)                             $  116,140
                                               ==========

STRIPS -- Separately Traded Registered Interest and
          Principal Security
(A) Tri-Party Repurchase Agreement

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



                                                                                                    CLASSIC INSTITUTIONAL
                                                                                                  U.S. TREASURY SECURITIES
                                                                                                        MONEY MARKET
                                                                                                            FUND
                                                                                                  ------------------------
Assets:
   Investments at market value (Cost $116,140) ..............................................              $116,140
   Accrued income ...........................................................................                   615
   Receivables for investment securities sold ...............................................                24,755
                                                                                                           --------
   Total Assets .............................................................................               141,510
                                                                                                           --------
Liabilities:
   Accrued expenses .........................................................................                   (23)
   Distribution payable .....................................................................                  (623)
   Other liabilities ........................................................................                  (530)
                                                                                                           --------
   Total Liabilities ........................................................................                (1,176)
                                                                                                           --------
Net Assets:
   Fund Shares of the Institutional Shares (unlimited authorization -- no par value)
     based on 140,331,464 outstanding shares of beneficial interest .........................               140,331
   Accumulated net realized gain on investments .............................................                     3
                                                                                                           --------
   Total Net Assets .........................................................................              $140,334
                                                                                                           ========
   Net Asset Value, Offering Price and Redemption Price Per Share-- Institutional Shares ....              $   1.00
                                                                                                           ========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     This page is left intentionally blank.

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998




                                                                                          CLASSIC            CLASSIC
                                                                                       INSTITUTIONAL      INSTITUTIONAL
                                                                                      CASH MANAGEMENT     U.S. TREASURY
                                                                                       MONEY MARKET     SECURITIES MONEY
                                                                                           FUND            MARKET FUND
                                                                                      ---------------   ----------------
                                                                                         06/01/97-          06/01/97-
                                                                                         05/31/98           05/31/98
                                                                                        ----------          ---------
Income:
   Interest Income ..............................................................         $17,193            $5,786
                                                                                          -------            ------
Expenses:
   Investment Advisory Fees .....................................................             608               209
   Investment Advisory Fees Waived ..............................................            (403)             (198)
   Administrator Fees ...........................................................             219                76
   Administrator Fees Waived ....................................................             (32)              (13)
   Transfer Agent Fees ..........................................................              16                16
   Transfer Agent Out of Pocket .................................................              23                11
   Printing Fees ................................................................              24                14
   Custody Fees .................................................................              13                 6
   Professional Fees ............................................................              --                 8
   Trustee Fees .................................................................              --                 2
   Registration Fees ............................................................              14                28
   Other Fees ...................................................................              --                20
   Amortization of Deferred Organizational Costs ................................              11                11
                                                                                          -------            ------
     Total Expenses .............................................................             493               190
                                                                                          -------            ------
     Net Investment Income ......................................................          16,700             5,596
                                                                                          -------            ------

Net Realized Gain on Securities Sold ............................................              --                 4
                                                                                          -------            ------
Increase in Net Assets Resulting from Operations ................................         $16,700            $5,600
                                                                                          =======            ======

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 1998




                                                                               CLASSIC                   CLASSIC
                                                                            INSTITUTIONAL             INSTITUTIONAL
                                                                           CASH MANAGEMENT            U.S. TREASURY
                                                                            MONEY MARKET            SECURITIES MONEY
                                                                                FUND                   MARKET FUND
                                                                       ----------------------     ---------------------
                                                                        06/01/97-  12/12/96*-     06/01/97-  12/12/96*-
                                                                        05/31/98    05/31/97      05/31/98    05/31/97
                                                                       ----------  ----------     ---------  ----------
Operations:
  Net Investment Income ............................................   $  16,700   $   2,755      $   5,596    $    483
  Net Realized Gain (Loss) on Investments ..........................          --          --              4          (1)
                                                                       ---------   ---------      ---------    --------
    Increase in Net Assets Resulting from Operations ...............      16,700       2,755          5,600         482
                                                                       ---------   ---------      ---------    --------
Distributions to Shareholders:
  Net Investment Income ............................................     (16,700)     (2,755)        (5,596)       (483)
                                                                       ---------   ---------      ---------    --------
     Total Distributions ...........................................     (16,700)     (2,755)        (5,596)       (483)
                                                                       ---------   ---------      ---------    --------
Share Transactions:
    Proceeds from Shares Issued ....................................   1,549,940     578,520        991,131     143,133
    Reinvestments of Cash Distributions ............................      11,287          --          4,231          --
    Cost of Shares Redeemed ........................................  (1,582,098)   (182,847)      (875,270)   (122,894)
                                                                       ---------   ---------      ---------    --------
      Increase (Decrease) in Net Assets from Share Transactions ....     (20,871)    395,673        120,092      20,239
                                                                       ---------   ---------      ---------    --------
       Total Increase (Decrease) in Net Assets .....................     (20,871)    395,673        120,096      20,238
                                                                       ---------   ---------      ---------    --------
Net Assets:
  Beginning of Period ..............................................     395,673          --         20,238          --
                                                                       ---------   ---------      ---------    --------
  End of Period ....................................................   $ 374,802   $ 395,673      $ 140,334    $ 20,238
                                                                       =========   =========      =========    ========
Shares Issued and Redeemed:
    Shares Issued ..................................................   1,549,940     578,520        991,131     143,133
    Shares Issued in Lieu of Cash Distributions ....................      11,287          --          4,231          --
    Shares Redeemed ................................................  (1,582,098)   (182,847)      (875,270)   (122,894)
                                                                       ---------   ---------      ---------    --------
  Net Share Transactions ...........................................     (20,871)    395,673        120,092      20,239
                                                                       =========   =========      =========    ========

*Commencement of Operations.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD ENDED MAY 31.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                    NET         NET REALIZED
                             NET ASSET VALUE    INVESTMENT     GAINS (LOSSES)     DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD    INCOME       ON INVESTMENTS    NET INVESTMENT INCOME   REALIZED CAPITAL GAINS
                           -------------------  ----------     --------------    ---------------------   ----------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1998                   $ 1.00         $ 0.05            $  --               $(0.05)                   $ --
           1997(A)                  1.00           0.02               --                (0.02)                     --

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1998                   $ 1.00         $ 0.05            $  --               $(0.05)                   $ --
           1997(A)                  1.00           0.02               --                (0.02)                     --







                                                                                                      RATIO OF
                           NET ASSET                       NET ASSETS          RATIO OF            NET INVESTMENT
                           VALUE END         TOTAL           END OF           EXPENSES TO            INCOME TO
                           OF PERIOD        RETURN        PERIOD (000)    AVERAGE NET ASSETS    AVERAGE NET ASSETS
                           ---------        ------        ------------    ------------------    ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1998             $ 1.00           5.63%        $  374,802            0.16%                  5.49%
           1997(A)            1.00           2.51*           395,673            0.06                   5.49

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1998             $ 1.00           5.50%        $  140,334            0.18%                  5.34%
           1997(A)            1.00           2.46*            20,238            0.09                   5.27





                                                           RATIO OF
                                  RATIO OF              NET INVESTMENT
                                 EXPENSES TO              INCOME TO
                              AVERAGE NET ASSETS      AVERAGE NET ASSETS
                              (EXCLUDING WAIVERS      (EXCLUDING WAIVERS
                              AND REIMBURSEMENTS)     AND REIMBURSEMENTS)
                              ------------------      ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1998                      0.30%                   5.35%
           1997(A)                   0.52                    5.03

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1998                      0.38%                   5.14%
           1997(A)                   0.51                    4.85



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     10 & 11

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-two portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds") are included herein. The financial statements of the remaining Funds are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

================================================================================



     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized as discussed above. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and

NOTES TO FINANCIAL STATEMENTS  (concluded)
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998


STI Classic Variable Annuity Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                        MAXIMUM    INSTITUTIONAL
                        ANNUAL         SHARE
                       ADVISORY       MAXIMUM
                          FEE         EXPENSE
                      ----------   -------------
Classic Institutional
   Cash Management
   Money Market Fund     .20%          .20%
Classic Institutional
   U.S. Treasury
   Money Market Fund     .20%          .20%

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998



To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic Institutional Cash Management Money Market Fund and the statement of assets and liabilities, including the schedule of investments, of the Classic Institutional U.S. Treasury Securities Money Market Fund of STI Classic Funds (the "Trust") as of May 31, 1998, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Classic Institutional Cash Management Money Market and Classic Institutional U.S. Treasury Securities Money Market Funds of STI Classic Funds as of May 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, PA
July 24, 1998

NOTICE TO SHAREHOLDERS
================================================================================
STI CLASSIC FUNDS  MAY 31, 1998                                        UNAUDITED



For shareholders that do not have a May 31, 1998 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1998 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1998, each portfolio is designating the following items with regard to distributions paid during the year:

                                           LONG TERM       MID TERM
                                          (20% RATE)      (28% RATE)       ORDINARY
                                         CAPITAL GAINS   CAPITAL GAINS      INCOME       TAX-EXEMPT       TOTAL        QUALIFYING
      FUND                               DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS (1)
------------------------                 -------------   -------------   -------------   ----------   -------------   -------------
Institutional U.S. Treasury Securities
Money Market                                 0.00%           0.00%          100.00%         0.00%        100.00%          0.00%
Institutional Cash Management
Money Market                                 0.00%           0.00%          100.00%         0.00%        100.00%          0.00%

------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distribution".

                               INVESTMENT ADVISORS
                         Trusco Capital Management, Inc.


              STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                     accompanied by a current prospectus for
                              each Fund described.